<SEQUENCE>1
<FILENAME>t10212008.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           10/22/2008
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       57
                                         -------------
Form 13F Information Table Value Total:   1,348,667
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AmSurg Corp                    COM              03232p405    29861  1172411 SH       Sole                  1172411
Ambassadors Group Inc          COM              023177108     3061   192375 SH       Sole                   192375
American Express Co.           COM              025816109    29315   827415 SH       Sole                   827415
Bed Bath and Beyond            COM              075896100    22860   727791 SH       Sole                   727791
Berkshire Hathaway A           COM              084670108    50673      388 SH       Sole                      388
Berkshire Hathaway B           COM              084670207    16952     3857 SH       Sole                     3857
Brookfield Asset Management    COM              112585104    19810   721936 SH       Sole                   721936
Brown & Brown Inc.             COM              115236101    78848  3646980 SH       Sole                  3646980
CBL & Associates Properties    COM              124830100     8191   407926 SH       Sole                   407926
Carmax                         COM              143130102    22362  1597317 SH       Sole                  1597317
Clarcor Inc.                   COM              179895107      244     6424 SH       Sole                     6424
Cognex Corporation             COM              192422103     1814    90000 SH       Sole                    90000
Conmed Corp                    COM              207410101      227     7087 SH       Sole                     7087
Courier Corp                   COM              222660102     7484   367587 SH       Sole                   367587
Donaldson Co., Inc.            COM              257651109    21244   506900 SH       Sole                   506900
Exxon Mobil Corp               COM              30231G102      253     3261 SH       Sole                     3261
Federated Investors            COM              314211103    28102   974078 SH       Sole                   974078
Forest City                    COM              345550107    14568   475000 SH       Sole                   475000
Forward Air                    COM              349853101    31129  1143198 SH       Sole                  1143198
Franklin Resources             COM              354613101    12512   141975 SH       Sole                   141975
General Electric Co            COM              369604103    42628  1671692 SH       Sole                  1671692
Glenville Bank Hldg Co.        COM              37908p109      220     2756 SH       Sole                     2756
Graco                          COM              384109104    26120   733490 SH       Sole                   733490
Heartland Express              COM              422347104    45913  2958329 SH       Sole                  2958329
Idex Corporation               COM              45167R104    40491  1305307 SH       Sole                  1305307
Illinois Tool Works            COM              452308109    22583   508059 SH       Sole                   508059
Int'l Speedway                 COM              460335201    35551   913681 SH       Sole                   913681
John Wiley & Sons              COM              968223206    61633  1523686 SH       Sole                  1523686
Johnson & Johnson              COM              478160104    55731   804430 SH       Sole                   804430
Joy Global Inc.                COM              481165108      280     6201 SH       Sole                     6201
Kaydon Corp                    COM              486587108    31866   707197 SH       Sole                   707197
Knight Transportation Inc.     COM              499064103    24667  1453550 SH       Sole                  1453550
M & T Bank Corp                COM              55261F104    21723   243393 SH       Sole                   243393
Markel Corp                    COM              570535104    52794   150195 SH       Sole                   150195
Martin Marietta Mat            COM              573284106    18061   161286 SH       Sole                   161286
McGrath Rentcorp               COM              580589109    14886   516500 SH       Sole                   516500
Meredith Corp                  COM              589433101    36494  1301495 SH       Sole                  1301495
Mohawk Industries              COM              608190104    39489   585975 SH       Sole                   585975
NBT Bancorp Inc.               COM              628778102      340    11369 SH       Sole                    11369
OneBeacon                      COM              G67742109     3046   144001 SH       Sole                   144001
Pediatrix Medical Group        COM              705324101    16189   300232 SH       Sole                   300232
Pool Corp                      COM              73278L105    21291   912583 SH       Sole                   912583
Procter & Gamble Co            COM              742718109      239     3432 SH       Sole                     3432
Protective Life Corp.          COM              743674103    41586  1458630 SH       Sole                  1458630
Ross Stores Inc.               COM              778296103    45379  1232803 SH       Sole                  1232803
Strayer Education              COM              863236105     3441    17182 SH       Sole                    17182
TCF Financial                  COM              872275102    23984  1332433 SH       Sole                  1332433
Trustco Bank Corp              COM              898349105      262    22408 SH       Sole                    22408
US Bancorp                     COM              902973304      277     7694 SH       Sole                     7694
Vulcan Materials               COM              929160109    25938   348155 SH       Sole                   348155
Watson Pharmaceuticals         COM              942683103      239     8400 SH       Sole                     8400
Westamerica Bank               COM              957090103    16400   285060 SH       Sole                   285060
White Mtns Insurance           COM              G9618E107    99203   211182 SH       Sole                   211182
Whole Foods Mkt Inc.           COM              966837106     4879   243575 SH       Sole                   243575
Winnebago                      COM              974637100     1095    84750 SH       Sole                    84750
Yum Brands                     COM              988498101    35590  1091373 SH       Sole                  1091373
Zebra Technologies A           COM              989207105    38649  1387757 SH       Sole                  1387757